ROSEMONT BUSINESS CAMPUS
                  ROSEMONT, PENNSYLVANIA 19010

                                             October 27, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

        Re:  Rule 24f-2 Notice for NRM Investment Company
               Registration Statement No. 2-66073

Gentlemen:

     In connection with the above captioned Registration Statement with respect to which the Corporation has filed a declaration authorized by paragraph (a)(1) of Rule 24f-2 under the Investment Company Act of 1940, we are hereby filing a Rule 24f-2 Notice to inform you of the following:

     (i)  the fiscal year end for which the notice
          is filed:                              ___08/31/99 ___

    (ii) the number of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at
          the beginning of such fiscal year:     _______0_______

   (iii)  the number of securities registered during such fiscal year other than
          pursuant to Rule 24f-2:                _______0_______

    (iv)  the number of securities sold during such fiscal year (Note 1):
          ______44_______

     (v)  the number of securities sold during the fiscal year in reliance upon
          registration pursuant to Rule 24f-2:   ______44_______

     The Registrant has an account (No. 0000313038) with the Commission sufficient to cover the filing fees, if any. Registrant authorizes the appropriate fee to be debited pursuant to Securities and Exchange Commission

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October 27, 1999
Page 2


Rule 24f-2(c).

     We also enclose the opinion of counsel required by paragraph (b)(l)(v) of Rule 24f-2.

                                           Very truly yours,

                                           NRM INVESTMENT COMPANY


                                           Edward Fackenthal
                                           Counsel and Assistant Secretary



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Note 1
------


Actual Aggregate Sale Price for which
such securities were sold during such
fiscal year .......................................   $   176.00

Less difference of:

  (A)  Actual aggregate redemption or
       repurchase price of such secur-
       ities redeemed or repurchased
       during such fiscal year ....................    15,346.88

  (B)  Actual aggregate redemption or repurchase
       price of such redeemed or repurchased
       securities previously applied pursuant to
       Section 24(e)(1) ...........................          -0-

Actual Aggregate Sale Price pursuant
to Rule 24f-2(c) ..................................          -0-